Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Jul. 25, 2016	Dec. 31, 2015	Sep. 03, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment securities, at fair value		$ 0		$ 490
JPMorgan Chase Bank, N.A. | Subsequent Event | Revolving Credit Facility
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Extension term	1 year
Fair Value, Measurements, Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment securities, at fair value			$ 500	490
Losses on investment securities		$ 100		$ 24